Benefit Plans (Information about Level 3 Assets Measured at Fair Value on Recurring Basis) (Detail) - Domestic Pension Plans - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 202,368	¥ 197,398
Actual return on plan assets:
Fair value of plan assets at end of year	211,921	202,368
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	34,543	25,162
Actual return on plan assets:
Relating to assets still held at end of year	2,383	2,050
Relating to assets sold during the year	0	0
Purchases, sales and settlements	2,619	5,919
Transfers into level 3		1,412
Fair value of plan assets at end of year	¥ 39,545	¥ 34,543